The Company, basis of presentation and significant accounting policies - Financial instruments (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Potential obligations put provisions, current and non-current	€ 16,687,802,000	€ 10,820,232,000